Employee Costs from Continuing Operations - Schedule of Employee Benefits Cost (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee costs [abstract]
Wages, salaries, and benefits	$ 2,358.8	$ 2,220.8
Pension costs	83.3	67.7
Share-based compensation	5.3	9.5
Total employee costs	2,447.4	2,298.0
Direct labor	1,540.0	1,411.9
Indirect labor	907.4	886.1
Total employee costs	$ 2,447.4	$ 2,298.0